Revenue and segment analysis	12 Months Ended
Dec. 31, 2023
Revenue, operating profit and segment analysis
Revenue, operating profit and segment analysis

2 Revenue, operating profit and segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 175.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the goods or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third-parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative standalone selling prices or management’s best estimate of relative value where standalone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Our subscription and exhibition related revenue streams generally require payment in advance of the service being provided. Payment terms offered to customers are in line with the standard in the markets and geographies we operate in, and contracts do not contain significant financing components. Contracts for our transactional electronic revenue streams generally have payments that vary with volume of usage. Other than that, our contracts do not involve variable consideration.

Revenue is recognised for the various categories as follows:

■

Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner

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Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition

2 Revenue, operating profit and segment analysis (continued)

RELX is a global provider of information-based analytics and decision tools for professional and business customers. RELX operates in four major market segments: Risk provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions combines industry expertise with data and digital tools to help customers connect face-to-face and digitally, learn about markets, source products and complete transactions.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m
Risk	2,474	2,909	3,133	915	1,078	1,165
Scientific, Technical & Medical	2,649	2,909	3,062	1,001	1,100	1,165
Legal	1,587	1,782	1,851	326	372	393
Exhibitions	534	953	1,115	10	162	319
Sub-total	7,244	8,553	9,161	2,252	2,712	3,042
Unallocated central costs and other operating items	-	-	-	(42)	(29)	(12)
Total	7,244	8,553	9,161	2,210	2,683	3,030

The share of post-tax results of joint ventures and associates included in operating profit was £46m (2022: £19m; 2021: £29m). This comprised of profit/(loss) relating to Risk £(1)m (2022: £2m; 2021: £4m), Legal £10m (2022: £7m; 2021: £6m) and Exhibitions £37m (2022: £10m; 2021: £19m).

In 2022, unallocated central costs and other operating items includes a charge of £24m relating to STM incurred from exchange rate movements from the translation of working capital items such as accounts receivable and payable, and intercompany balances, into relevant functional currencies and the outcome of STM’s hedging programme. The net effect of these amounts was higher in 2022 due to the extent and timing of exchange rate movements in the year and such amounts were insignificant in 2023 and 2021. In 2021, unallocated central costs and other operating items includes a £35m one-off charge relating to reductions in our corporate real estate footprint.

2021	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	-	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	-	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

2022	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,317	1,391	1,213	180	5,101
Europe	384	614	357	445	1,800
Rest of world	208	904	212	328	1,652
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by format
Electronic	2,890	2,573	1,582	67	7,112
Face-to-face	11	5	10	886	912
Print	8	331	190	-	529
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by type
Subscriptions	1,135	2,139	1,381	-	4,655
Transactional	1,774	770	401	953	3,898
Total revenue	2,909	2,909	1,782	953	8,553

2 Revenue, operating profit and segment analysis (continued)

2023	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,476	1,439	1,254	217	5,386
Europe*	429	666	386	427	1,908
Rest of world	228	957	211	471	1,867
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by format
Electronic	3,111	2,762	1,667	85	7,625
Face-to-face	14	7	9	1,030	1,060
Print	8	293	175	-	476
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by type
Subscriptions	1,255	2,261	1,460	-	4,976
Transactional	1,878	801	391	1,115	4,185
Total revenue	3,133	3,062	1,851	1,115	9,161
*	Europe includes revenue of £602m from the United Kingdom (2022: £544m; 2021: £476m).

Over half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight-line basis over the time period covered by the agreement, in line with the provision of services.

There are a number of multi-year contracts, mainly in Risk, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2023, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £83m (2022: £100m). It is expected that revenue will be recognised in relation to this amount over the next four years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2021 £m	2022 £m	2023 £m
North America	4,204	5,002	5,325
Europe	2,547	2,974	3,117
Rest of world	493	577	719
Total	7,244	8,553	9,161

Revenue by geographical origin from the United Kingdom in 2023 was £1,703m (2022: £1,481m; 2021: £1,248m).

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Total depreciation and other amortisation
	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m
Risk	208	155	79	83	122	139	186	204	194	93	94	92
Scientific, Technical & Medical	58	206	3	87	103	108	63	60	59	144	119	136
Legal	12	33	42	145	186	193	27	12	11	220	229	247
Exhibitions	9	-	8	24	28	37	22	20	16	30	49	39
Total	287	394	132	339	439	477	298	296	280	487	491	514

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets.

Depreciation and other amortisation includes depreciation on property, plant and equipment and right-of-use assets and amortisation of internally developed intangible assets and pre-publication costs.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2022 £m	2023 £m
North America	9,821	9,149
Europe	2,193	2,141
Rest of world	460	459
Total	12,474	11,749

Non-current assets held in the United Kingdom totalled £1,209m (2022: £1,253m; 2021: £1,299m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

2 Revenue, operating profit and segment analysis (continued)

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2021 £m	2022 £m	2023 £m
Operating profit	1,884	2,323	2,682
Adjustments:
Amortisation of acquired intangible assets	298	296	280
Acquisition-related items	21	62	56
Reclassification of tax in joint ventures and associates	7	4	12
Reclassification of finance income in joint ventures and associates	-	(2)	-
Adjusted operating profit	2,210	2,683	3,030

Acquisition-related items in 2021 included a gain of £27m from the revaluation of a put and call option arrangement relating to a non-controlling interest in a subsidiary within Legal.